FINANCIAL TRUSTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial trust [line items]
Summary of Financial Trust

The structured entity in which the Group was the trustor as of December 31, 2020 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626

The structured entity in which the Group was the trustor as of December 31, 2019 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Cantidad	Tipo	Cantidad
Banco Supervielle S.A.	Serie 97	27/03/2018	20/03/2020	$750,000	VDF TV A	VN$712,500	CP	VN$37,500
Cordial Compañía Financiera S.A.	20	08/04/2019	15/01/2022	$600,000	VDF	VN$480,000	CP	VN$120,000
Cordial Compañía Financiera S.A.	21	24/06/2019	15/06/2022	$1,000,000	VDF	VN$780,000	CP	VN$220,000
Cordial Compañía Financiera S.A.	22	13/11/2019	15/01/2021	$571,560	VDF	VN$469,260	CP	VN$102,300
Micro Lending S.A.U.	III	08/06/2011	12/10/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	01/09/2011	29/06/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626
Micro Lending S.A.U.	XVIII	01/12/2017	15/10/2022	$119,335	VDF TV A VDF TV B	VN $89,501	CP	VN$22,543

Fideicomiso de Administracin Interconexin Financial Trust
Disclosure of financial trust [line items]
Summary of Financial Trust

Financial trust	Indenture executed on	Due of principal obligation	Original principal amount	Principal balance	Beneficiaries	Settlers
Fideicomiso de Administración Interconexión 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018	The Term of this Trust Fund Contract will be in force over 24 months as from 09/12/2018, or until the expiration of liabilities through Disbursements (Termination Date”). 30 days (thirty days) after the maturity of this Trust Agreement without the parties’ having agreed upon an Extension Commission, the Trustor of the trust account shall receive USD 6,000 (six thousand US Dollars) at the exchange rate in force in Banco Supervielle as a fine.	-	-

Those initially mentioned in Exhibit V (DISERVEL S.R.L., INGENIAS S.R.L, GEOTECNIA (INV. CALVENTE), NEWEN INGENIERIA S.A., INGICIAP S.A., MERCADOS ENERGETICOS, DISERVEL S.R.L.) and providers of works, goods and services included in the Project to be assigned by the Trustee with prior consent of the Trustor

Interconexion Electrica Rodeo S.A.

Micro Lending Financial Trust
Disclosure of financial trust [line items]
Summary of Financial Trust

		Securitized	Issued Securities
Financial Trust	Set-up on	Amount	Type	Amount		Amount	Type	Amount
III	06/08/2011	$39,779	VDF TV A	VN$31,823	VDF B	VN $6,364	CP	VN $1,592
			Vto: 03/12/13		Vto: 11/12/13		Vto: 10/12/16
IV	09/01/2011	$40,652	VDF TV A	VN$32,522	VDF B	VN $6,504	CP	VN $1,626
			Vto: 06/20/13		Vto: 10/20/13		Vto: 06/29/17